Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives

The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$

Trademarks	68,310	(29,601)	38,709	6,239
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	1,870	(1,870)	—	—
Licensing agreements	2,352	(1,661)	691	111

	108,582	(69,182)	39,400	6,350

	December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB

Trademarks	68,310	(25,047)	43,263
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	1,870	(1,714)	156
Licensing agreements	2,266	(324)	1,942

	108,496	(63,135)	45,361

Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2015	2016	2017	2018	2019
	RMB	RMB	RMB	RMB	RMB

Trademarks	4,554	4,554	4,554	4,554	4,554
Licensing agreements	691	—	—	—	—

	5,245	4,554	4,554	4,554	4,554